Accounting Policies, Estimates and Judgments	12 Months Ended
Dec. 31, 2019
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Accounting Policies, Estimates and Judgments

NOTE 31   ACCOUNTING POLICIES, ESTIMATES AND JUDGMENTS

Accounting Policies, Estimates and Judgments

The following table discusses the significant accounting policies, estimates, judgments and assumptions, in addition to those disclosed elsewhere in these consolidated financial statements, that we have adopted and made and how they affect the amounts reported in the consolidated financial statements. Certain of our policies involve accounting estimates and judgments because they require us to make subjective or complex judgments about matters that are inherently uncertain and because of the likelihood that materially different amounts could be reported under different conditions or using different assumptions.

Topic	Accounting Policies	Accounting Estimates and Judgments
Principles of Consolidation

These consolidated financial statements include the accounts of the Company and entities we control. We have control if we have:

  power over the investee to direct its relevant activities;
  exposure, or rights, to variable returns from involvement with the investee; and
  the ability to use our power over the investee to affect the amount of our returns.

Judgment involves: assessing control, including if we have the power to direct the relevant activities of the investee; and determining the relevant activities and the party that controls them.

The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether we control another entity.

Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

Consideration is given to:

  voting rights;
  the relative size and dispersion of the voting rights held by other shareholders;
  the extent of participation by those shareholders in appointing key management personnel or board members;
  the right to direct the investee to enter into transactions for our benefit; and
  the exposure, or rights, to variability of returns from the Company’s involvement with the investee.

Topic	Accounting Policies		Accounting Estimates and Judgments
Principles of Consolidation (continued)	Principal (wholly owned) Operating Subsidiaries:	Location	Principal Activity
	Potash Corporation of Saskatchewan Inc.	Canada	Mining and/or processing of crop nutrient products and corporate functions
	Agrium Inc.	Canada	Manufacturer and distributor of crop nutrients and corporate functions
	Agrium Canada Partnership	Canada	Manufacturer and distributor of crop nutrients
	Agrium Potash Ltd.	Canada	Manufacturer and distributor of crop nutrients
	Agrium U.S. Inc.	United States	Manufacturer and distributor of crop nutrients
	Cominco Fertilizer Partnership	United States	Manufacturer and distributor of crop nutrients
	Landmark Operations Ltd.	Australia	Crop input retailer
	Nutrien Ag Solutions (Canada) Inc.	Canada	Crop input retailer
	Nutrien Ag Solutions, Inc.	United States	Crop input retailer
	PCS Nitrogen Fertilizer, LP	United States	Production of nitrogen products in the United States
	PCS Nitrogen Trinidad Limited	Trinidad	Production of nitrogen products in Trinidad
	PCS Phosphate Company, Inc.	United States	Mining and/or processing of phosphate products
	Phosphate Holding Company, Inc.	United States	Mining and/or processing of phosphate products and production of nitrogen products in the United States

Intercompany balances and transactions are eliminated on consolidation.
Long-Lived Asset Impairment

To assess impairment, assets are grouped at the smallest levels for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets or groups of assets (this can be at the asset or CGU level).

At the end of each reporting period, we review conditions to determine whether there is any indication that an impairment exists that could potentially impact the carrying amounts of both our long-lived assets (including property, plant and equipment, and investments) to be held and used and our identifiable intangible assets and goodwill. When such indicators exist, impairment testing is performed. Regardless, goodwill is tested at least annually (in the fourth quarter).

Where impairment indicators exist for the asset or CGU:

  the recoverable amount is estimated (the higher of FVLCD and value in use);
  to assess value in use, the estimated future cash flows are discounted to their present value (using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU for which the estimates of future cash flows have not been adjusted);
  the impairment loss is the amount by which the carrying amount exceeds its recoverable amount; and
  the impairment loss is allocated first to reduce the carrying amount of any related goodwill and then pro rata to each asset in the unit (on the basis of the carrying amount).

Non-financial assets, other than goodwill, that previously suffered an impairment loss are reviewed at each reporting date for possible reversal of the impairment.

Estimates and judgment involves:

  identifying the appropriate asset or CGU;
  determining the appropriate discount rate for assessing the recoverable amount; and
  making assumptions about future sales, market conditions, terminal growth rates and cash flow forecasts over the long-term life of the assets or CGUs.

We cannot predict if an event that triggers impairment will occur, when it will occur or how it will affect reported asset amounts. Asset impairment amounts previously recorded could be affected if different assumptions were used or if market and other conditions change. Such changes could result in non-cash charges materially affecting our consolidated financial statements.

Impairments were recognized during 2019 and 2018 as shown in Note 15 and Note 16.

At December 31, 2019, we reviewed our Phosphate CGUs for impairment triggers. For our Aurora CGU, we used judgment in assessing possible indicators of impairment including expected mine life, supply and demand variables and expected benchmark prices. Based on our assessment, there were no impairment triggers. For our White Springs CGU, we identified an impairment trigger due to deteriorating price expectations and the expected remaining mine life. We completed an impairment analysis and determined that there was no impairment in excess of the $250 impairment loss previously recorded at December 31, 2017.

The following table highlights for White Springs CGU sensitivities to the recoverable amount which could result in additional impairment losses or reversals of previously recorded losses:

				Increase
		Potential		(Decrease) to
		Change		Recoverable
Key Assumptions		(percent)		Amount
Sales prices	±	1.0	±	20
Forecasted EBITDA over forecast period	±	5.0	±	20
Discount rate	±	0.5	±	10

Fair Value Measurements

Fair value measurements are categorized into levels based on the degree to which inputs are observable and their significance:

  Level 1 – Unadjusted quoted prices (in active markets accessible at the measurement date for identical assets or liabilities).
  Level 2 – Quoted prices (in markets that are not active or based on inputs that are observable for substantially the full term of the asset or liability).
  Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall measurement.

Fair value estimates:

  are at a point-in-time and may change in subsequent reporting periods due to market conditions or other factors;
  can be determined using multiple methods, which can cause values (or a range of reasonable values) to differ; and
  may require assumptions about costs/prices over time, discount and inflation rates, defaults and other relevant variables.

Determination of the level hierarchy is based on our assessment of the lowest level input that is significant to the fair value measurement and is subject to estimation and judgment.

Restructuring Charges

Plant shutdowns, sales of business units or other corporate restructurings may trigger restructuring charges. Incremental costs for employee termination, contract termination and other exit costs are recognized as a liability and an expense when:

  a detailed formal plan for restructuring has been demonstrably committed to;
  withdrawal is without realistic possibility; and
  a reliable estimate can be made.
Restructuring activities are complex, can take several months to complete and usually involve reassessing estimates throughout the process.
Foreign Currency Transactions

Items included in our consolidated financial statements and those of our subsidiaries are measured using the currency of the primary economic environment in which the individual entity operates (the “functional currency”).

Foreign exchange gains and losses resulting from the settlement of foreign currency transactions, and from the translation at period-end of monetary assets and liabilities denominated in foreign currencies, are recognized and presented in the consolidated statements of earnings within other expenses, as applicable, in the period in which they arise.

Translation differences from non-monetary assets and liabilities carried at fair value are recognized changes in fair value. Translation differences on non-monetary financial assets such as investments in equity securities classified as FVTOCI are included in OCI. Non-monetary assets measured at historical cost are translated at the average monthly exchange rate prevailing at the time of the transaction, unless the exchange rate in effect on the date of the transaction is available and it is apparent that such rate is a more suitable measurement.

The consolidated financial statements are presented in US dollars, which was determined to be the functional currency of the Company and the majority of our subsidiaries. In determining the functional currency of our operations, we primarily considered the currency that determines the pricing of transactions rather than focusing on the currency in which transactions are denominated.

Standards, Amendments and Interpretations Effective and Applied

The International Accounting Standards Board (“IASB”) and IFRS Interpretations Committee (“IFRIC”) have issued certain standards and amendments or interpretations to existing standards that were effective and we have applied. The standards disclosed below had a material impact or disclosure impact on our consolidated financial statements.

Standard	Description	Impact
IFRS 16, Leases

Issued to supersede IAS 17 and related standards, we are required to apply a new model for lessee accounting under which all leases will be recorded as a ROU asset on the balance sheet and a corresponding lease liability. Lease costs will be recognized in the income statement over the lease term as depreciation of the ROU asset and finance charges on the lease liability.

ROU assets represent the right to use an asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from a lease. ROU assets and liabilities are recognized at commencement of a lease based on the present value of lease payments over the lease term. The standard requires capitalizing the lease payments and expected residual value guarantees over the initial non-cancellable period plus periods covered by renewal, purchase and termination options where such are reasonably certain of exercise. The standard requires capitalization using the interest rate implicit in the lease at commencement, or if the implicit rate is not available, an incremental borrowing rate, adjusted for term, security, asset value, and the borrower’s economic environment.

We adopted IFRS 16 effective January 1, 2019, using the modified retrospective method, which in our case resulted in prospective application as there was no impact to opening retained earnings on transition. Under this method of adoption, we measured the ROU asset equal to the lease liability and used our incremental borrowing rate to determine the present value of future lease payments. We have chosen to apply practical expedients, including the use of a single discount rate for a portfolio of leases with reasonably similar characteristics, reliance on previous assessments as to whether lease contracts are onerous, exclusion of initial direct costs in measuring ROU assets at the date of initial application, the election not to separate non-lease components and instead to account for lease and non-lease components as a single arrangement, recognition exemptions for short-term and low-value leases, use of hindsight in assessing lease terms and grandfathering of the lease definition on transition.

Until January 1, 2019, substantially all of our leases were classified as operating leases under IAS 17, “Leases”, with payments expensed on a straight-line basis over the lease term.

The following table summarizes the impact of adopting IFRS 16 on the consolidated financial statements:

	December 31,	IFRS 16	January 1,
	2018	Adjustment	2019

Property, plant and equipment – ROU assets [1]	46	1,059	1,105
Lease liabilities, including current portion	20	1,059	1,079

Undiscounted operating lease commitments at December 31, 2018			1,087
Operating lease commitments that did not qualify as leases under IFRS 16			(150)
Extension options reasonably certain to be exercised			297
Effect of discounting using the incremental borrowing rate at January 1, 2019 [2]			(175)
Discounted operating lease commitments at January 1, 2019 [2]			1,059
Finance lease liabilities at December 31, 2018			20
Total lease liabilities at January 1, 2019			1,079
1 Balances as at December 31, 2018 reflect finance leases that were included in property, plant and equipment.
2 When measuring lease liabilities, we discounted lease payments using our incremental borrowing rate at January 1, 2019. The weighted average rate applied was 3.52 percent.

Refer to Note 15 and Note 21 for additional information relating the adoption of IFRS 16.

We have adopted the following amended standards and interpretations with no material impact on our consolidated financial statements:

  IFRIC 23, Uncertainty Over Income Tax Treatments
  Amendments to IAS 28, Long-term Interests in Associates and Joint Ventures
  Amendments to IAS 19, Employee Benefits
  Amendments to IFRS 3, Business Combinations
  Amendments to IAS 12, Income Taxes
  Amendments to IAS 23, Borrowing Costs

Standards, Amendments and Interpretations Not Yet Effective and Not Applied

The IASB and IFRIC have issued the following standards, amendments or interpretations to existing standards that were not yet effective and not applied as at December 31, 2019. The following amended standards are not expected to have a material impact on our consolidated financial statements:

  Conceptual Framework for Financial Reporting
  Amendments to IAS 1 and IAS 8, Definition of Material
  Amendments to IFRS 3, Business Combinations, Definition of a business

The following amended standards and interpretations are being reviewed to determine the potential impact on our consolidated financial statements:

  IFRS 17, Insurance Contracts